Revenue, operating profit and segment analysis - Summary of analysis of revenue by geographical origin (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas
Revenue	£ 9,434	£ 9,161	£ 8,553	£ 7,244	£ 7,110
North America
Disclosure Of Geographical Areas
Revenue	5,461	5,325	5,002
Europe
Disclosure Of Geographical Areas
Revenue	3,270	3,117	2,974
United Kingdom
Disclosure Of Geographical Areas
Revenue	1,789	1,703	1,481
Rest of world
Disclosure Of Geographical Areas
Revenue	£ 703	£ 719	£ 577